Drilling units (Tables)	12 Months Ended
Dec. 31, 2012
Drilling units [Abstract]
Drilling units
(In US$ millions)	December 31, 2012	December 31, 2011
Cost	15,177	12,898
Accumulated depreciation	(2,283)	(1,675)
Net book value	12,894	11,223